Warrants (Details) - GOOD WORKS ACQUISITION CORP. [Member]		6 Months Ended
	Oct. 22, 2020	Jun. 30, 2021	Dec. 31, 2020
Description of warrant	Each Private Unit consists of one share of common stock (“Private Share”) and one-half of one warrant (“Private Warrant”).	Each whole Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per share, subject to adjustment.	The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Public Offering.
Public warrants, description		Once the warrants become exercisable, the Company may redeem the Public Warrants: • in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption; • if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and • if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants.
Warrant term			5 years
Warrant for redemption, description		Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.	• in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption; • if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and • if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants.
Public warrants expire		5 years